Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2024
T12-NPRT3-0724
1.9862233.109
Nonconvertible Bonds - 87.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
3.55% 9/15/55	642,000	431,082
3.65% 9/15/59	775,000	517,312
4.3% 2/15/30	412,000	392,702
4.5% 5/15/35	293,000	267,798
Verizon Communications, Inc.:
2.55% 3/21/31	312,000	263,053
3.7% 3/22/61	945,000	666,680
4.4% 11/1/34	412,000	379,891
		2,918,518
Entertainment - 0.1%
The Walt Disney Co. 4.75% 11/15/46	204,000	182,273
Media - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	443,000	368,091
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	228,000	139,558
3.85% 4/1/61	980,000	577,038
4.2% 3/15/28	1,498,000	1,408,982
5.375% 5/1/47	338,000	271,707
Comcast Corp. 2.937% 11/1/56	295,000	177,292
Discovery Communications LLC 4.125% 5/15/29	295,000	271,973
Fox Corp.:
3.5% 4/8/30	178,000	160,980
5.476% 1/25/39	78,000	73,806
Time Warner Cable LLC:
4.5% 9/15/42	273,000	200,719
5.875% 11/15/40	354,000	306,960
7.3% 7/1/38	498,000	505,227
Warnermedia Holdings, Inc.:
3.755% 3/15/27	252,000	238,974
4.054% 3/15/29	129,000	118,783
4.279% 3/15/32	1,197,000	1,047,624
5.05% 3/15/42	171,000	141,320
5.141% 3/15/52	426,000	336,288
5.391% 3/15/62	385,000	302,773
		6,648,095
Wireless Telecommunication Services - 1.4%
Rogers Communications, Inc.:
3.8% 3/15/32	629,000	558,267
4.3% 2/15/48	100,000	78,839
4.55% 3/15/52	314,000	255,753
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	242,000	213,183
2.7% 3/15/32	2,030,000	1,687,826
Vodafone Group PLC 3.25% 6/4/81 (c)	210,000	196,550
		2,990,418
TOTAL COMMUNICATION SERVICES		12,739,304
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.6%
Ford Motor Co. 3.25% 2/12/32	810,000	665,753
General Motors Co.:
5.4% 4/1/48	500,000	446,061
5.95% 4/1/49	416,000	400,696
General Motors Financial Co., Inc.:
3.1% 1/12/32	400,000	334,960
3.6% 6/21/30	320,000	285,927
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	390,000	343,461
4.75% 11/13/28 (b)	930,000	907,532
		3,384,390
Distributors - 0.2%
Genuine Parts Co. 2.75% 2/1/32	450,000	372,404
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	510,000	509,207
Specialty Retail - 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	291,853
AutoNation, Inc.:
3.85% 3/1/32	1,490,000	1,311,873
4.75% 6/1/30	19,000	18,084
Lowe's Companies, Inc.:
4.25% 4/1/52	180,000	141,404
5.15% 7/1/33	1,200,000	1,189,900
5.625% 4/15/53	250,000	241,895
		3,195,009
Textiles, Apparel & Luxury Goods - 0.6%
Tapestry, Inc.:
3.05% 3/15/32	434,000	348,951
7% 11/27/26	70,000	71,872
7.35% 11/27/28	113,000	117,016
7.7% 11/27/30	400,000	417,940
7.85% 11/27/33	400,000	421,652
		1,377,431
TOTAL CONSUMER DISCRETIONARY		8,838,441
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Constellation Brands, Inc. 2.875% 5/1/30	363,000	317,340
Molson Coors Beverage Co. 3% 7/15/26	261,000	248,636
		565,976
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	229,000	203,744
Dollar Tree, Inc. 4.2% 5/15/28	160,000	153,357
		357,101
Food Products - 0.4%
McCormick & Co., Inc. 1.85% 2/15/31	261,000	210,833
Smithfield Foods, Inc. 3% 10/15/30 (b)	135,000	114,073
Viterra Finance BV 4.9% 4/21/27 (b)	660,000	648,320
		973,226
Tobacco - 2.9%
Altria Group, Inc.:
2.45% 2/4/32	440,000	353,635
4.8% 2/14/29	213,000	208,880
BAT Capital Corp.:
2.726% 3/25/31	1,340,000	1,126,249
3.557% 8/15/27	192,000	181,893
5.834% 2/20/31	184,000	186,370
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	670,000	640,616
4.25% 7/21/25 (b)	250,000	245,667
6.125% 7/27/27 (b)	210,000	213,116
Philip Morris International, Inc.:
5.625% 11/17/29	1,240,000	1,262,855
5.75% 11/17/32	1,911,000	1,950,349
		6,369,630
TOTAL CONSUMER STAPLES		8,265,933
ENERGY - 7.3%
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	117,406
6.25% 3/15/38	450,000	462,657
Cenovus Energy, Inc.:
2.65% 1/15/32	419,000	344,782
3.75% 2/15/52	350,000	248,757
5.4% 6/15/47	172,000	158,795
6.75% 11/15/39	33,000	35,376
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	264,000	267,883
6.036% 11/15/33 (b)	64,000	65,235
6.497% 8/15/43 (b)	19,000	19,813
6.544% 11/15/53 (b)	34,000	36,025
DCP Midstream Operating LP 5.125% 5/15/29	565,000	556,210
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	296,000	209,501
Energy Transfer LP:
4% 10/1/27	1,112,000	1,064,522
5% 5/15/50	450,000	381,995
5.4% 10/1/47	316,000	283,747
5.8% 6/15/38	123,000	119,311
6% 6/15/48	257,000	248,413
6.55% 12/1/33	360,000	379,448
Enterprise Products Operating LP 4.9% 5/15/46	183,000	165,632
EQT Corp. 5.75% 2/1/34	1,025,000	1,014,065
Equinor ASA 2.375% 5/22/30	422,000	366,144
Hess Corp.:
4.3% 4/1/27	354,000	344,585
5.6% 2/15/41	410,000	409,019
5.8% 4/1/47	240,000	240,605
6% 1/15/40	405,000	418,053
MPLX LP:
2.65% 8/15/30	722,000	616,707
5% 3/1/33	320,000	304,061
5.65% 3/1/53	240,000	226,640
Occidental Petroleum Corp.:
2.9% 8/15/24	86,000	85,472
3.45% 7/15/24	481,000	479,204
Ovintiv, Inc. 7.2% 11/1/31	270,000	290,626
Petroleos Mexicanos:
5.35% 2/12/28	394,000	347,508
6.49% 1/23/27	85,000	80,869
6.5% 3/13/27	280,000	264,152
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	280,000	254,745
Suncor Energy, Inc.:
6.5% 6/15/38	255,000	267,108
6.85% 6/1/39	166,000	178,129
The Williams Companies, Inc.:
4.65% 8/15/32	1,463,000	1,386,353
5.3% 8/15/52	57,000	52,600
5.75% 6/24/44	360,000	352,892
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	1,326,000	1,186,596
Western Midstream Operating LP 4.05% 2/1/30	1,554,000	1,438,434
		15,770,075
FINANCIALS - 33.4%
Banks - 16.8%
AIB Group PLC 5.871% 3/28/35 (b)(c)	500,000	496,492
Banco Santander SA 2.749% 12/3/30	600,000	500,339
Bank of America Corp.:
2.676% 6/19/41 (c)	619,000	431,603
2.884% 10/22/30 (c)	407,000	359,644
3.194% 7/23/30 (c)	495,000	446,454
3.705% 4/24/28 (c)	362,000	345,545
4.571% 4/27/33 (c)	2,500,000	2,347,836
5.015% 7/22/33 (c)	640,000	623,565
5.872% 9/15/34 (c)	210,000	214,733
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	402,000	397,134
Barclays PLC:
2.645% 6/24/31 (c)	550,000	463,583
2.894% 11/24/32 (c)	920,000	759,332
4.836% 5/9/28	415,000	400,680
5.088% 6/20/30 (c)	200,000	193,020
6.224% 5/9/34 (c)	400,000	409,432
BNP Paribas SA:
1.904% 9/30/28 (b)(c)	870,000	775,417
2.591% 1/20/28 (b)(c)	510,000	472,563
2.824% 1/26/41 (b)	560,000	381,322
BPCE SA:
2.277% 1/20/32 (b)(c)	540,000	436,657
4.875% 4/1/26 (b)	350,000	343,504
6.508% 1/18/35 (b)(c)	500,000	507,351
CaixaBank SA:
5.673% 3/15/30 (b)(c)	550,000	547,744
6.037% 6/15/35 (b)(c)	550,000	551,812
Citigroup, Inc.:
2.572% 6/3/31 (c)	256,000	218,420
2.666% 1/29/31 (c)	307,000	265,802
4.3% 11/20/26	371,000	361,962
4.91% 5/24/33 (c)	295,000	282,895
6.174% 5/25/34 (c)	631,000	640,818
6.27% 11/17/33 (c)	400,000	419,379
Citizens Financial Group, Inc.:
2.638% 9/30/32	427,000	325,043
6.645% 4/25/35 (c)	66,000	67,716
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	490,000	427,772
Cooperatieve Rabobank UA 3.75% 7/21/26	700,000	672,806
Credit Agricole SA 2.811% 1/11/41 (b)	408,000	277,117
Fifth Third Bancorp 8.25% 3/1/38	335,000	392,663
HSBC Holdings PLC:
2.357% 8/18/31 (c)	570,000	473,307
2.848% 6/4/31 (c)	820,000	704,994
4.041% 3/13/28 (c)	300,000	288,470
7.39% 11/3/28 (c)	300,000	316,844
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,548,000	1,169,206
6.208% 8/21/29 (c)	530,000	540,247
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	200,000	198,067
7.2% 11/28/33 (b)	400,000	430,124
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	456,000	391,722
2.956% 5/13/31 (c)	467,000	406,315
4.912% 7/25/33 (c)	890,000	862,509
4.95% 6/1/45	204,000	190,526
5.717% 9/14/33 (c)	2,240,000	2,265,561
6.254% 10/23/34 (c)	320,000	337,671
KBC Group NV 6.324% 9/21/34 (b)(c)	400,000	413,644
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	480,000	444,480
7.953% 11/15/33 (c)	350,000	391,733
PNC Financial Services Group, Inc.:
5.582% 6/12/29 (c)	400,000	402,646
6.875% 10/20/34 (c)	770,000	834,532
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,735,000	1,590,696
6.565% 6/12/29 (c)	60,000	61,372
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	303,716
3% 1/22/30 (b)	555,000	480,349
3.625% 3/1/41 (b)	750,000	512,359
6.221% 6/15/33 (b)(c)	1,320,000	1,318,867
Sumitomo Mitsui Financial Group, Inc. 3.544% 1/17/28	240,000	226,782
U.S. Bancorp 5.775% 6/12/29 (c)	600,000	606,650
UniCredit SpA 1.982% 6/3/27 (b)(c)	505,000	469,074
Wells Fargo & Co.:
4.478% 4/4/31 (c)	432,000	411,390
4.65% 11/4/44	1,464,000	1,256,935
5.389% 4/24/34 (c)	400,000	393,676
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	400,000	390,236
Zions Bancorp. NA 3.25% 10/29/29	340,000	282,028
		36,124,883
Capital Markets - 5.5%
Ares Capital Corp.:
2.15% 7/15/26	335,000	309,022
3.875% 1/15/26	1,252,000	1,207,522
4.2% 6/10/24	406,000	405,838
4.25% 3/1/25	378,000	372,846
Athene Global Funding:
1.45% 1/8/26 (b)	290,000	271,096
1.985% 8/19/28 (b)	380,000	329,259
2.5% 3/24/28 (b)	340,000	304,222
Blackstone Holdings Finance Co. LLC 3.5% 9/10/49 (b)	288,000	199,923
Blackstone Private Credit Fund:
4.7% 3/24/25	556,000	550,029
7.05% 9/29/25	247,000	249,384
Deutsche Bank AG 4.5% 4/1/25	320,000	315,806
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	731,000	692,236
3.035% 5/28/32 (c)	566,000	474,660
6.819% 11/20/29 (c)	440,000	456,741
Goldman Sachs Group, Inc. 4.223% 5/1/29 (c)	276,000	264,580
HPS Corporate Lending Fund 6.75% 1/30/29 (b)	761,000	765,854
Morgan Stanley:
1.794% 2/13/32 (c)	434,000	345,569
2.239% 7/21/32 (c)	1,660,000	1,346,134
2.699% 1/22/31 (c)	286,000	248,904
4.431% 1/23/30 (c)	410,000	394,928
Nuveen LLC 5.55% 1/15/30 (b)	110,000	110,248
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	128,000	126,989
UBS Group AG:
3.091% 5/14/32 (b)(c)	725,000	617,804
3.126% 8/13/30 (b)(c)	500,000	445,987
3.869% 1/12/29 (b)(c)	230,000	217,109
4.194% 4/1/31 (b)(c)	580,000	539,150
9.016% 11/15/33 (b)(c)	300,000	363,524
		11,925,364
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	344,100
2.45% 10/29/26	150,000	139,571
3% 10/29/28	151,000	136,429
3.3% 1/30/32	161,000	137,134
3.4% 10/29/33	653,000	543,815
3.85% 10/29/41	470,000	366,848
Ally Financial, Inc.:
2.2% 11/2/28	254,000	219,019
5.75% 11/20/25	141,000	140,362
5.8% 5/1/25	309,000	308,791
7.1% 11/15/27	1,810,000	1,883,377
Capital One Financial Corp.:
2.359% 7/29/32 (c)	1,462,000	1,141,057
5.247% 7/26/30 (c)	321,000	313,564
5.468% 2/1/29 (c)	434,000	430,513
5.817% 2/1/34 (c)	238,000	234,783
6.312% 6/8/29 (c)	390,000	398,051
7.624% 10/30/31 (c)	170,000	185,928
Discover Financial Services:
4.5% 1/30/26	488,000	478,643
6.7% 11/29/32	35,000	36,578
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	593,766
4.95% 5/28/27	400,000	389,996
6.798% 11/7/28	320,000	330,428
		8,752,753
Financial Services - 3.2%
Aviation Capital Group LLC 6.75% 10/25/28 (b)	450,000	467,616
Corebridge Financial, Inc.:
3.65% 4/5/27	95,000	90,720
3.85% 4/5/29	503,000	468,945
3.9% 4/5/32	241,000	215,149
4.35% 4/5/42	25,000	20,610
4.4% 4/5/52	95,000	75,274
Equitable Holdings, Inc.:
4.35% 4/20/28	267,000	256,322
5% 4/20/48	436,000	388,519
Jackson Financial, Inc.:
3.125% 11/23/31	420,000	348,247
4% 11/23/51	485,000	328,109
5.17% 6/8/27	84,000	83,109
5.67% 6/8/32	90,000	90,092
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	1,000,000	920,871
3% 5/15/32	435,000	353,293
4.375% 2/2/52	405,000	299,970
5.5% 1/15/30	530,000	517,581
5.75% 4/1/33	340,000	335,067
Rexford Industrial Realty LP 2.15% 9/1/31	394,000	314,018
Sixth Street Lending Partners 6.5% 3/11/29 (b)	688,000	687,286
Voya Financial, Inc.:
4.7% 1/23/48 (c)	423,000	361,541
4.8% 6/15/46	204,000	172,931
5.7% 7/15/43	56,000	53,881
		6,849,151
Insurance - 3.8%
American International Group, Inc. 5.75% 4/1/48 (c)	558,000	547,124
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	250,000	190,936
Assurant, Inc. 2.65% 1/15/32	420,000	342,027
Athene Holding Ltd.:
3.45% 5/15/52	280,000	178,909
6.65% 2/1/33	1,300,000	1,368,545
Empower Finance 2020 LP 1.776% 3/17/31 (b)	293,000	231,365
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	20,000	17,280
4.85% 4/17/28	315,000	308,463
5.625% 8/16/32	740,000	725,145
Five Corners Funding Trust II 2.85% 5/15/30 (b)	510,000	444,762
Intact Financial Corp. 5.459% 9/22/32 (b)	477,000	472,142
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	829,000	769,471
Marsh & McLennan Companies, Inc. 6.25% 11/1/52	240,000	258,688
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	273,000	178,936
Pacific LifeCorp 5.125% 1/30/43 (b)	309,000	285,166
Reinsurance Group of America, Inc. 5.75% 9/15/34	600,000	596,778
Unum Group 4.125% 6/15/51	1,190,000	868,622
Willis Group North America, Inc. 5.35% 5/15/33	385,000	375,327
		8,159,686
TOTAL FINANCIALS		71,811,837
HEALTH CARE - 7.0%
Biotechnology - 1.0%
AbbVie, Inc. 4.55% 3/15/35	321,000	302,452
Amgen, Inc.:
3.375% 2/21/50	312,000	219,753
5.25% 3/2/30	1,158,000	1,161,024
5.25% 3/2/33	88,000	87,331
5.65% 3/2/53	41,000	40,465
5.75% 3/2/63	75,000	73,847
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	278,000	226,547
		2,111,419
Health Care Providers & Services - 4.4%
Centene Corp.:
2.625% 8/1/31	1,200,000	976,403
3% 10/15/30	294,000	249,973
4.25% 12/15/27	160,000	152,255
4.625% 12/15/29	1,590,000	1,496,780
Cigna Group:
3.4% 3/15/50	397,000	270,212
4.8% 8/15/38	1,516,000	1,386,118
4.9% 12/15/48	280,000	246,327
CVS Health Corp.:
4.78% 3/25/38	926,000	823,660
4.875% 7/20/35	134,000	124,459
5% 1/30/29	65,000	64,123
5.25% 1/30/31	26,000	25,604
5.3% 6/1/33	450,000	437,884
5.875% 6/1/53	480,000	460,134
HCA Holdings, Inc.:
3.375% 3/15/29	240,000	219,128
3.625% 3/15/32	200,000	174,757
4.625% 3/15/52	370,000	298,250
Humana, Inc. 5.375% 4/15/31	135,000	133,671
ICON Investments Six Designated Activity:
5.849% 5/8/29	340,000	344,264
6% 5/8/34	397,000	404,229
Sabra Health Care LP 3.2% 12/1/31	615,000	506,807
UnitedHealth Group, Inc. 2% 5/15/30	240,000	202,168
Universal Health Services, Inc.:
2.65% 10/15/30	388,000	327,050
2.65% 1/15/32	275,000	223,527
		9,547,783
Pharmaceuticals - 1.6%
AstraZeneca PLC 6.45% 9/15/37	236,000	261,741
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	447,000	436,020
4.375% 12/15/28 (b)	410,000	387,303
Bayer U.S. Finance LLC 6.875% 11/21/53 (b)	600,000	622,181
Bristol-Myers Squibb Co.:
5.1% 2/22/31	213,000	212,515
5.2% 2/22/34	400,000	397,416
5.5% 2/22/44	81,000	80,165
5.55% 2/22/54	275,000	270,755
5.65% 2/22/64	400,000	390,867
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	372,000	375,057
		3,434,020
TOTAL HEALTH CARE		15,093,222
INDUSTRIALS - 5.6%
Aerospace & Defense - 2.1%
BAE Systems PLC:
1.9% 2/15/31 (b)	425,000	343,057
5.3% 3/26/34 (b)	300,000	295,552
RTX Corp.:
6.1% 3/15/34	350,000	366,282
6.4% 3/15/54	350,000	381,578
The Boeing Co.:
3.625% 2/1/31	1,535,000	1,334,700
5.04% 5/1/27	558,000	545,336
5.15% 5/1/30	918,000	875,888
6.298% 5/1/29 (b)	61,000	61,494
6.388% 5/1/31 (b)	46,000	46,532
6.528% 5/1/34 (b)	49,000	49,682
6.858% 5/1/54 (b)	74,000	75,052
7.008% 5/1/64 (b)	70,000	70,604
		4,445,757
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	348,000	266,319
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	21,000	21,815
6.2% 3/15/54	22,000	23,594
		45,409
Ground Transportation - 0.2%
CSX Corp. 4.75% 11/15/48	402,000	358,662
Machinery - 1.1%
AGCO Corp. 5.8% 3/21/34	469,000	468,180
Ingersoll Rand, Inc.:
5.314% 6/15/31	500,000	500,452
5.45% 6/15/34	500,000	501,122
5.7% 8/14/33	514,000	523,918
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	366,000	348,983
		2,342,655
Passenger Airlines - 0.4%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	308,396	299,357
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	145,389	134,285
American Airlines, Inc. 3.75% 4/15/27	104,249	100,529
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	178,294	153,594
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	121,351	112,489
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	66,114	64,186
		864,440
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	298,000	305,891
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.875% 1/15/32	460,000	384,178
3.25% 3/1/25	331,000	324,410
		708,588
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	195,724
4.25% 4/15/26 (b)	1,445,000	1,399,865
5.5% 1/15/26 (b)	312,000	309,026
5.75% 3/1/29 (b)	600,000	595,779
6.375% 5/4/28 (b)	139,000	140,942
		2,641,336
TOTAL INDUSTRIALS		11,979,057
INFORMATION TECHNOLOGY - 3.9%
Electronic Equipment, Instruments & Components - 1.3%
Dell International LLC/EMC Corp.:
3.45% 12/15/51	306,000	208,198
4.9% 10/1/26	1,726,000	1,706,453
Vontier Corp. 2.95% 4/1/31	1,032,000	848,031
		2,762,682
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	544,000	505,774
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (b)	302,000	268,713
2.45% 2/15/31 (b)	175,000	146,301
2.6% 2/15/33 (b)	1,302,000	1,042,736
3.5% 2/15/41 (b)	363,000	276,789
Marvell Technology, Inc.:
2.95% 4/15/31	400,000	342,473
5.75% 2/15/29	260,000	264,523
5.95% 9/15/33	205,000	210,342
Micron Technology, Inc.:
2.703% 4/15/32	575,000	474,327
4.185% 2/15/27	321,000	311,678
5.3% 1/15/31	556,000	552,459
		3,890,341
Software - 0.6%
Oracle Corp.:
2.3% 3/25/28	328,000	295,108
2.875% 3/25/31	170,000	146,198
3.95% 3/25/51	390,000	287,308
4.3% 7/8/34	287,000	260,066
Roper Technologies, Inc. 2.95% 9/15/29	389,000	347,245
		1,335,925
TOTAL INFORMATION TECHNOLOGY		8,494,722
MATERIALS - 1.9%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	940,000	952,793
6.35% 11/15/28	82,000	84,206
6.55% 11/15/30	204,000	212,965
6.7% 11/15/33	49,000	51,547
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	412,000	365,281
3.468% 12/1/50 (b)	832,000	545,267
LYB International Finance III LLC 2.25% 10/1/30	308,000	259,311
The Dow Chemical Co. 5.15% 2/15/34	750,000	735,846
		3,207,216
Containers & Packaging - 0.4%
Avery Dennison Corp. 4.875% 12/6/28	325,000	320,154
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)	650,000	638,000
		958,154
TOTAL MATERIALS		4,165,370
REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Agree LP:
4.8% 10/1/32	441,000	413,414
5.625% 6/15/34	369,000	362,963
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	267,740
4.05% 7/1/30	509,000	468,584
4.125% 5/15/29	365,000	342,304
Corporate Office Properties LP:
2% 1/15/29	278,000	235,149
2.75% 4/15/31	400,000	329,141
Crown Castle, Inc. 2.25% 1/15/31	323,000	264,478
Hudson Pacific Properties LP:
3.95% 11/1/27	422,000	361,986
5.95% 2/15/28	355,000	304,693
Invitation Homes Operating Partnership LP:
2% 8/15/31	395,000	310,031
4.15% 4/15/32	133,000	121,035
Kite Realty Group LP 5.5% 3/1/34	33,000	32,194
Kite Realty Group Trust:
4% 3/15/25	15,000	14,769
4.75% 9/15/30	257,000	244,010
LXP Industrial Trust (REIT) 4.4% 6/15/24	242,000	241,793
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	286,000	185,618
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	394,000	315,676
3.625% 10/1/29	1,437,000	1,276,947
Phillips Edison Grocery Center 5.75% 7/15/34	35,000	34,637
Piedmont Operating Partnership LP 2.75% 4/1/32	53,000	38,133
Realty Income Corp.:
2.1% 3/15/28	338,000	301,279
2.2% 6/15/28	27,000	23,944
Store Capital LLC:
2.7% 12/1/31	450,000	359,343
2.75% 11/18/30	67,000	54,697
Sun Communities Operating LP:
2.3% 11/1/28	1,120,000	977,906
2.7% 7/15/31	445,000	365,577
4.2% 4/15/32	280,000	249,836
5.7% 1/15/33	450,000	442,889
Ventas Realty LP 3% 1/15/30	1,247,000	1,091,808
VICI Properties LP:
4.75% 2/15/28	348,000	337,594
4.95% 2/15/30	540,000	517,312
5.125% 5/15/32	251,000	237,216
Vornado Realty LP:
2.15% 6/1/26	73,000	67,045
3.4% 6/1/31	225,000	175,045
		11,366,786
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
8.05% 3/15/28	133,000	137,144
8.875% 4/12/29	141,000	145,929
Tanger Properties LP:
2.75% 9/1/31	283,000	230,107
3.125% 9/1/26	410,000	384,942
		898,122
TOTAL REAL ESTATE		12,264,908
UTILITIES - 9.2%
Electric Utilities - 5.3%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,301,000	2,215,449
4.973% 5/1/46	356,000	292,250
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	224,000	208,522
Duke Energy Corp.:
4.5% 8/15/32	2,040,000	1,908,972
5% 8/15/52	550,000	480,259
Duke Energy Indiana LLC 4.9% 7/15/43	88,000	79,363
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	86,000	72,123
2.775% 1/7/32 (b)	207,000	167,198
3.616% 8/1/27 (b)	250,000	233,886
Exelon Corp.:
3.35% 3/15/32	1,798,000	1,569,353
4.05% 4/15/30	240,000	225,061
4.1% 3/15/52	213,000	163,790
FirstEnergy Corp.:
2.25% 9/1/30	639,000	527,476
2.65% 3/1/30	500,000	429,729
4.15% 7/15/27	416,000	396,185
FirstEnergy Transmission LLC 2.866% 9/15/28 (b)	320,000	289,990
Georgia Power Co. 5.25% 3/15/34	550,000	546,196
IPALCO Enterprises, Inc. 5.75% 4/1/34 (b)	235,000	231,700
ITC Holdings Corp. 5.65% 5/9/34 (b)	800,000	798,150
Southern Co.:
4.85% 6/15/28	360,000	356,173
5.7% 3/15/34	126,000	127,829
		11,319,654
Gas Utilities - 0.6%
ONE Gas, Inc. 2% 5/15/30	254,000	212,756
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	262,447
4.4% 5/30/47	204,000	166,344
5.75% 9/15/33	700,000	715,393
		1,356,940
Independent Power and Renewable Electricity Producers - 1.6%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	550,000	536,876
Emera U.S. Finance LP:
2.639% 6/15/31	240,000	196,007
3.55% 6/15/26	1,271,000	1,216,038
4.75% 6/15/46	426,000	344,838
The AES Corp.:
1.375% 1/15/26	392,000	366,048
2.45% 1/15/31	560,000	459,839
3.95% 7/15/30 (b)	322,000	290,117
		3,409,763
Multi-Utilities - 1.7%
Dominion Energy, Inc. 4.25% 6/1/28	373,000	359,000
NiSource, Inc.:
3.49% 5/15/27	594,000	565,035
3.6% 5/1/30	340,000	310,186
3.95% 3/30/48	426,000	321,406
4.8% 2/15/44	268,000	233,810
Puget Energy, Inc.:
3.65% 5/15/25	848,000	830,980
4.1% 6/15/30	624,000	569,942
4.224% 3/15/32	210,000	186,695
Sempra 3.8% 2/1/38	282,000	230,483
		3,607,537
TOTAL UTILITIES		19,693,894
TOTAL NONCONVERTIBLE BONDS (Cost $203,626,737)		189,116,763

U.S. Treasury Obligations - 9.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.875% 2/15/41	540,000	364,690
2% 11/15/41	600,000	406,688
3.625% 2/15/53	3,460,000	2,897,885
3.625% 5/15/53	2,400,000	2,010,375
4.125% 8/15/53	3,700,000	3,393,594
4.25% 2/15/54	9,340,000	8,760,623
4.625% 5/15/54	800,000	799,000
U.S. Treasury Notes:
3.5% 2/15/33	1,115,000	1,035,251
4.5% 11/15/33	1,700,000	1,700,266
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,709,998)		21,368,372

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	122,228	119,087
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	144,000	144,000
Class A2I, 6.028% 7/30/54 (b)	276,000	276,000
Class A2II, 6.268% 7/30/54 (b)	164,000	164,000
TOTAL ASSET-BACKED SECURITIES (Cost $706,228)		703,087

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.25% 3/11/30 (Cost $399,613)	400,000	330,707

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	315,000	293,551
FINANCIALS - 0.4%
Capital Markets - 0.4%
UBS Group AG:
4.375% (b)(c)(e)	265,000	214,960
4.875% (b)(c)(e)	570,000	521,246
		736,206
TOTAL PREFERRED SECURITIES (Cost $1,160,949)		1,029,757

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $2,808,223)	2,807,744	2,808,306

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $231,411,748)	215,356,992
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,843)
NET ASSETS - 100.0%	215,348,149

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,439,866 or 16.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,831,081	22,224,625	25,247,400	113,718	-	-	2,808,306	0.0%
Total	5,831,081	22,224,625	25,247,400	113,718	-	-	2,808,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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